SCHEDULE OF COST INCURRED IN PRODUCING ACTIVITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Supplemental Information On Oil And Gas Operations
Acquisition of proved properties					$ 4,612,981
Acquisition of unproved properties
Development costs					162,498	254,299
Exploration costs
Total costs incurred					4,775,479	254,299
Oil and gas revenues					84,625	682,786
Production costs	$ (135,467)	$ (11,179)	$ (332,346)	$ (21,392)	(59,671)	(557,624)
Exploration expenses
Depletion, depreciation and amortization			$ (161,988)	$ (21,955)	(52,439)	(28,660)
Impairment of oil and gas properties
Result of oil and gas producing operations before income taxes					(27,485)	96,502
Provision for income taxes
Results of oil and gas producing activities					$ (27,485)	$ 96,502